Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters
Schedule of Bank's actual and required capital amounts and ratios
					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012:
Total Capital
(to Risk Weighted Assets)	$63,590,679	15.16%	$33,552,340	8%	$41,940,426	10%
Tier I Capital
(to Risk Weighted Assets)	$60,814,822	14.50%	$16,776,170	4%	$25,164,255	6%
Tier I Capital
(to Average Assets)	$60,814,822	9.33%	$26,064,343	4%	$32,580,429	5%

As of December 31, 2011:
Total Capital
(to Risk Weighted Assets)	$64,045,250	15.62%	$32,798,038	8%	$40,997,548	10%
Tier I Capital
(to Risk Weighted Assets)	$61,145,725	14.91%	$16,399,019	4%	$24,598,529	6%
Tier I Capital
(to Average Assets)	$61,145,725	9.62%	$25,432,984	4%	$31,791,230	5%

Schedule of reconciliation of Bank capital to regulatory capital

	December 31,
	2012	2011
GAAP equity	$87,726,780	$83,061,936
Accumulated other comprehensive income	(910,594)	2,122,238
Goodwill, net of applicable deferred taxes	(24,734,104)	(23,271,490)
Intangible assets, net of applicable deferred taxes	(1,218,570)	(714,724)
Disallowed portion of mortgage servicing rights	(48,690)	(52,235)
Tier 1 Capital	$60,814,822	$61,145,725

General regulatory allowance for loan losses	2,775,857	2,899,525
Total Capital	$63,590,679	$64,045,250